COMMITMENTS AND CONTINGENCIES (Details Narrative)																3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 29, 2025 USD ($) shares	Jun. 23, 2025 USD ($)	Jun. 09, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Apr. 24, 2025 USD ($) shares	Mar. 25, 2025 shares	Mar. 20, 2025 shares	Feb. 14, 2025 USD ($) shares	Feb. 12, 2025 USD ($) shares	Feb. 11, 2025 USD ($) shares	Feb. 06, 2025 USD ($)	Jan. 30, 2025 shares	Jan. 28, 2025 USD ($)	Jan. 15, 2025 USD ($)	Sep. 28, 2022 USD ($) ft²	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 18, 2025 USD ($)	Jan. 27, 2025 USD ($) $ / shares	Nov. 18, 2022 USD ($)	Oct. 01, 2022 USD ($)
Loss Contingencies [Line Items]
Lease area | ft²															2,201
Lease term															38 months
Base rent															$ 5,777.63
Percentage of proportionate rent															2.45%
Security deposit															$ 16,942														$ 16,942
Percentage of incremental borrowing rate															8.00%
Operating lease, right-of-use asset																$ 11,211						$ 11,211		$ 59,493	$ 119,262
Operating lease, liability																12,167						12,167		64,962
Operating lease expense																						48,282		68,422
Assets, impairment charges																						0		0
Damages paid		$ 20,000
cash and warrants	$ 297,000
Restricted common stock | shares						1,000,000	80,000					650,000
Issuance of common stock for cash	$ 297,000		$ 150,000					$ 120,000	$ 150,000	$ 210,000						1,324,571	$ 430,785	$ 655,000		$ 388,270	$ 180,000			1,328,023	6,200,000
Principal amount																											$ 500,000	$ 78,260
Conversion price | $ / shares																											$ 1.50
Allowance payable																$ 6,601,793			$ 567,619			10,767,717	$ 1,881,464	2,355,193	2,155,114
Cash bonus										$ 306,118
Issuance of common stock for cash, shares | shares	198,000		100,000					80,000	100,000	140,000
Stock based compensation																						1,201,751	197,703	248,682	624,463
Car allowance payable																						$ 1,201,751	$ 197,703	$ 248,682	$ 624,463
Operating lease, description															The Lease Agreement has a term of thirty-eight(38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term
Minimum [Member]
Loss Contingencies [Line Items]
Virtual professional fees													$ 1,800
Maximum [Member]
Loss Contingencies [Line Items]
Virtual professional fees													$ 3,500
Boustead Agreement [Member]
Loss Contingencies [Line Items]
cash and warrants																										$ 1,000,000
Compromise Settlement Agreement and Mutual Release [Member]
Loss Contingencies [Line Items]
Restricted common stock | shares				62,500
Issuance of common stock for cash				$ 105,625
Isaac Consulting Agreement [Member]
Loss Contingencies [Line Items]
Consulting service fees														$ 10,000
Other expenses														$ 500
Hammer Amendment Agreement [Member]
Loss Contingencies [Line Items]
Allowance payable											$ 180,000
Cash bonus											$ 15,000
Amended And Restated Executive Employment Agreement [Member] | Mango and Peaches [Member]
Loss Contingencies [Line Items]
Issuance of common stock for cash, shares | shares					3,192,906
Amended And Restated Executive Employment Agreement [Member] | Minimum [Member] | Mr Cohen [Member]
Loss Contingencies [Line Items]
Allowance payable					$ 7,500
Car allowance payable					2,500
Amended And Restated Executive Employment Agreement [Member] | Minimum [Member] | Mango and Peaches [Member]
Loss Contingencies [Line Items]
Stock based compensation					360,000
Amended And Restated Executive Employment Agreement [Member] | Maximum [Member] | Mr Cohen [Member]
Loss Contingencies [Line Items]
Allowance payable					10,000
Stock based compensation					420,000
Car allowance payable					$ 5,000